Income Taxes	6 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
Income Taxes

16. Income Taxes

Income (loss) before income tax (provision) benefit consists of the following (in thousands):

	Period from Inception (July 15, 2008) to December 31, 2008	Year Ended December 31,
		2009	2010
Domestic	$(5,150)	$413	$23,973
International	—	8	82

Total income before income tax (provision) benefit	$(5,150)	$421	$24,055

The components of the (provision for) benefit from income taxes are as follows (in thousands):

	Period from Inception (July 15, 2008) to December 31, 2008	Year Ended December 31,
		2009	2010
Current
Federal	$—	$—	$—
State	—	(317)	(268)
Foreign	—	(1,648)	(2,859)

Total current	—	$(1,965)	$(3,127)
Deferred
Federal	$—	$2,826	$(5,825)
State	—	652	(1,232)

Total deferred	$—	$3,478	$(7,057)

Total (provision for) benefit from income taxes	$—	$1,513	$(10,184)

Net deferred tax assets (liabilities) consist of the following (in thousands):

	Year Ended December 31,
	2009	2010
Current deferred tax assets (liabilities):
Deferred revenue	$3,281	$1,034
Reserves and other	180	851
Stock-based compensation	24	137
Foreign tax credits	1,645	545
Net operating losses	1,153	—
Depreciation and amortization	(2,805)	—

Gross current deferred tax asset	$3,478	$2,567
Valuation allowance	—	—

Total net current deferred tax assets	$3,478	$2,567

Non-current deferred tax assets (liabilities):
Depreciation and amortization	$—	$(10,489)
Foreign tax credits	—	3,909
Net operating losses	—	434

Total non-current deferred tax liabilities	$—	$(6,146)

The following is a reconciliation of the statutory federal income tax to the Company's effective tax (in thousands):

	Year ended December 31,
	2009	2010
Tax at statutory federal rate	$(147)	$(8,420)
State tax—net of federal benefit	(22)	(1,345)
Permanent differences and other	222	(398)
Foreign tax	(1,645)	(2,858)
Foreign tax credit	1,645	2,837
Change in valuation allowance	1,460	—

Total (provision for) benefit from income taxes	$1,513	$(10,184)

In assessing the realization of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of deferred assets will not be realized. The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. As of December 31, 2008, the Company had a valuation allowance of $1.5 million which was reversed in 2009. Based on the available objective evidence as of December 31, 2009 and 2010, management believes it is more-likely-than-not that the United States net deferred tax asset will be fully realized. Accordingly, management has not applied a valuation allowance against its net deferred tax assets.

As of December 31, 2010, the Company had state net operating loss carryforwards of $7.6 million, which will begin to expire in 2013. As of December 31, 2010, the Company had foreign tax credits of $4.5 million, which will begin to expire in 2019.

Internal Revenue Code Section 382 places a limitation (the Section 382 Limitation) on the amount of taxable income that can be offset by net operating loss carryforwards after a change in control (generally greater than 50% change in ownership) of a loss corporation. California has similar rules. The Company's capitalization described herein may have resulted in such a change. Generally, after a change in control, a loss corporation cannot deduct operating loss carryforwards in excess of the Section 382 Limitation. Management has considered the impact of such limitation in determining the utilization of its operating loss carryforwards against taxable income in future periods.

Uncertain Tax Positions

On January 1, 2009, the Company adopted authoritative accounting guidance that clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an uncertain tax position taken or expected to be taken in a tax return. Under the guidance, the Company is required to recognize in the consolidated financial statements the impact of a tax position, if that position is more-likely-than-not of being sustained on audit, based on the technical merits of the position. A tax position that meets the more-likely-than-not threshold is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized on ultimate settlement with a taxing authority that has full knowledge of all relevant information. The guidance also prescribes rules derecognition, classification, interest and penalties, accounting in interim periods and disclosure. There was no adjustment to the opening balance of retained earnings for the cumulative effect of adopting this guidance as a change in accounting principle. The adoption did not impact the Company's consolidated financial condition, results of operations, or cash flows.

The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. As of December 31, 2009, the Company has no unrecognized tax benefits and thus has not recognized any interest or penalties.

The Company's federal return is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2008, 2009 and 2010. The IRS is currently examining the Company's 2008 and 2009 federal income tax returns. The Company's state returns are open to audit under the statute of limitations for the years ended December 31, 2008, 2009 and 2010. These years are open due to the regular statute of limitations. The Company's foreign tax returns are open to audit under the statute of limitations from 2009.